Stockholders' Equity - Additional Information (Detail)											1 Months Ended		2 Months Ended	3 Months Ended				6 Months Ended			9 Months Ended	12 Months Ended
	Aug. 19, 2024 USD ($) $ / shares shares	Jul. 01, 2024 shares	Dec. 18, 2023 USD ($)	Sep. 19, 2023 USD ($)	Aug. 19, 2023 USD ($) $ / shares	Jun. 01, 2023 USD ($) shares	Aug. 19, 2022	Aug. 02, 2022 USD ($) $ / shares shares	Aug. 01, 2022 USD ($) shares	Aug. 19, 2021	Aug. 31, 2020 $ / shares shares	Sep. 30, 2014 $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2024 USD ($) yr $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares	Jun. 30, 2024 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) yr $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares	Oct. 18, 2024 shares	Aug. 31, 2024 shares	Jun. 29, 2023 shares
Class Of Stock [Line Items]
Share issuance costs | $																									$ 43,000
Preferred stock, par value | $ / shares													$ 0.001	$ 0.001	$ 0.001				$ 0.001		$ 0.001		$ 0.001	$ 0.001	$ 0.001
Change in preferred stock | $																							$ 0		$ 0
Stock issued during period shares new issues								19,000
Net proceeds | $								$ 2,008,000
Common stock, shares issued													10,167,000	1,590,000	10,167,000				10,167,000		1,579,000		1,579,000	10,167,000	1,692,000
Common stock shares issued for services																									16,000
Value of common stock shares for services | $																									$ 110,000
Common stock, shares outstanding													10,167,000	1,590,000	10,167,000				10,167,000		1,579,000		1,579,000	10,167,000	1,692,000
Issuance of restricted stock units																			89				89,000		78,000
Stock option term																							10 years
Weighted average contractual term														7 years 1 month 28 days		9 years 3 months 3 days			9 years	9 years 2 months 4 days			7 years 8 months 19 days		8 years 9 months 29 days
Total expense for restricted stock units issuance | $														$ 3,000		$ 47,000			$ 85,000
Stock-based compensation expense | $														$ 98,000	$ 165,000	160,000	$ 436,000		$ 325,000	$ 954,000			$ 607,000		$ 1,490,000
Sales agreement aggregate offering price | $			$ 10,900,000
Common stock shares authorized													75,000,000	75,000,000	75,000,000				75,000,000		75,000,000		75,000,000	75,000,000	75,000,000
Preferred stock, shares authorized													5,000,000	5,000,000	5,000,000				5,000,000		5,000,000		5,000,000	5,000,000	5,000,000
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Class Of Stock [Line Items]
Share issuance costs | $																						$ 300,000
Amount of purchase common stock issued | $																						(1,346,912)
Net proceeds | $																						$ 5,000,000
Common stock, shares issued													12,167,679		12,167,679			42,323,759	12,167,679			42,323,759		12,167,679
Common stock, shares outstanding													12,167,679		12,167,679			42,323,759	12,167,679			42,323,759		12,167,679			42,032,165
Issuance of restricted stock units																						4,047,059
Stock options exercise price | $ / shares																		$ 5.83				$ 5.83
Stock-based compensation expense | $																						$ 1,958,663		$ 478,890
Common stock shares authorized																		75,000,000				75,000,000
Preferred stock, shares authorized																		5,000,000				5,000,000
Conversion of preferred stock to common stock, shares																						16,912,843
Unregistered shares of warrants exercised																		4,730				4,730
Deemed Dividend On Warrant Modifications | $																						$ 965,177
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right														641,850				4,730				4,730						641,850
Warrants exercised for cash | $																						$ 1,944,765
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member] | Series A Warrants [Member]
Class Of Stock [Line Items]
Deemed Dividend On Warrant Modifications | $																						$ 965,177
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member] | Financial Advisor Warrants [Member]
Class Of Stock [Line Items]
Warrants Issued																						297,029
Warrants fair value | $																		$ 1,600,000				$ 1,600,000
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member] | Financial Advisor Warrants [Member] | Valuation Technique Black Sholes Pricing Model [Member]
Class Of Stock [Line Items]
Warrants outstanding, measurement input																		2.4				2.4
Sales Agreement [Member]
Class Of Stock [Line Items]
Stock issued during period shares new issues																			7,430,000
Net proceeds | $																			$ 2,500,000
Proceeds from issuance of shares of subscriptions receivable | $													$ 103,000,000		$ 103,000,000				$ 103,000,000					$ 103,000,000
Issuance of common stock recorded as subscriptions receivable																			581,000
2017 Omnibus Incentive Plan [Member]
Class Of Stock [Line Items]
Common stock, shares issued													440,000	13,000	440,000				440,000		440,000		440,000	440,000
Percentage of fully diluted shares of common stock														8.00%					8.00%				8.00%
Two Thousand And Seventeen Omnibus Incentive Plan [Member]
Class Of Stock [Line Items]
Stock option vesting description																									vest as to 25% on August 30, 2024, with the remaining portion vesting in equal monthly installments over a period of 36 months from September 30, 2024 to September 30, 2027. All of the options to purchase shares of common stock granted have a 10-year term and are subject to cancellation upon the grantees’ termination of service for the Company, with certain exceptions.
Stock option term																			10 years
Stock options [Member]
Class Of Stock [Line Items]
Issuance of restricted stock units																			89,000				89,000	78,000
Stock options exercise price | $ / shares													$ 4.655		$ 4.655				$ 4.655		$ 4.655		$ 4.655	$ 4.655
Aggregate intrinsic value of stock options exercisable | $														$ 0		0
Unrecognized compensation expense | $													$ 603,000	$ 224,000	$ 603,000				$ 603,000		$ 322,000		$ 322,000	$ 603,000
Unrecognized compensation expense, term														1 year 9 months 18 days					2 years 4 months 9 days				2 years 7 days
Aggregate intrinsic value of unvested stock options | $														$ 0		$ 0		$ 0	$ 0				$ 0
Vesting rights, percentage																							25.00%
Stock options [Member] | TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Class Of Stock [Line Items]
Unrecognized compensation expense | $																		$ 14,300,000				$ 14,300,000
Unrecognized compensation expense, term																						3 years
Stock options [Member] | Tranche One [Member]
Class Of Stock [Line Items]
Issuance of restricted stock units																			26,000
Stock options [Member] | Tranche Two [Member]
Class Of Stock [Line Items]
Issuance of restricted stock units																			63,000
Vesting rights, percentage																			25.00%
Restricted Stock Units [Member]
Class Of Stock [Line Items]
Stock issued during period shares new issues														2,000		2,000			4,000				4,000
Issuance of restricted stock units																			0						78,000
Total expense for restricted stock units issuance | $						$ 186,000			$ 155,000
Vesting period						1 year			4 years
Stock-based compensation expense | $														$ 3,000		$ 47,000			$ 85,000	0
Vested and converted to common shares		60,000																					4,000
Amount recognized related to RSU | $																					171,000		$ 171,000		$ 90,000
Common stock [Member]
Class Of Stock [Line Items]
Common stock shares authorized																									75,000,000				5,500,000
Common stock [Member] | TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Class Of Stock [Line Items]
Amount of purchase common stock issued | $																						$ 1,843
Stock issued during period shares new issues																						1,842,920
Conversion of preferred stock to common stock, shares																						16,912,843
Officers [Member] | Restricted Stock Units [Member]
Class Of Stock [Line Items]
Stock option commencing date, description						Subject to providing continuous service to the Company, the RSUs all fully vest on June 1, 2024.			Subject to providing continuous service to the Company, the RSUs vest in four equal annual installments commencing August 1, 2023.
Stock issued during period shares new issues						60,000			18,000
Measurement Input, Risk Free Interest Rate [Member] | TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member] | Financial Advisor Warrants [Member] | Valuation Technique Black Sholes Pricing Model [Member]
Class Of Stock [Line Items]
Warrants outstanding, measurement input																		4.15				4.15
Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member] | TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member] | Warrant [Member] | Valuation Technique Black Sholes Pricing Model [Member]
Class Of Stock [Line Items]
Warrants outstanding, measurement input																		5.4				5.4
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member] | TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member] | Warrant [Member] | Valuation Technique Black Sholes Pricing Model [Member]
Class Of Stock [Line Items]
Warrants outstanding, measurement input																		5.5				5.5
Measurement Input, Price Volatility [Member] | TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member] | Financial Advisor Warrants [Member] | Valuation Technique Black Sholes Pricing Model [Member]
Class Of Stock [Line Items]
Warrants outstanding, measurement input																		120.4				120.4
Measurement Input, Price Volatility [Member] | Minimum [Member] | TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member] | Warrant [Member] | Valuation Technique Black Sholes Pricing Model [Member]
Class Of Stock [Line Items]
Warrants outstanding, measurement input																		75				75
Measurement Input, Price Volatility [Member] | Maximum [Member] | Warrant [Member] | Valuation Technique Black Sholes Pricing Model [Member]
Class Of Stock [Line Items]
Warrants outstanding, measurement input																		112				112
Measurement Input, Expected Term [Member] | Minimum [Member] | TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member] | Warrant [Member] | Valuation Technique Black Sholes Pricing Model [Member]
Class Of Stock [Line Items]
Warrants outstanding, measurement input | yr																		0.1				0.1
Measurement Input, Expected Term [Member] | Maximum [Member] | TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member] | Warrant [Member] | Valuation Technique Black Sholes Pricing Model [Member]
Class Of Stock [Line Items]
Warrants outstanding, measurement input | yr																		0.6				0.6
Measurement Input, Expected Dividend Rate [Member] | TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member] | Warrant [Member] | Valuation Technique Black Sholes Pricing Model [Member]
Class Of Stock [Line Items]
Warrants outstanding, measurement input																		0				0
Measurement Input, Expected Dividend Rate [Member] | TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member] | Financial Advisor Warrants [Member] | Valuation Technique Black Sholes Pricing Model [Member]
Class Of Stock [Line Items]
Warrants outstanding, measurement input																		0				0
Series C Preferred Stock [Member]
Class Of Stock [Line Items]
Dividends, Preferred Stock | $	$ 2,000				$ 49,000
Sale of Stock, Price Per Share | $ / shares	$ 7.93				$ 3.53
Preferred stock | $					$ 173,000								9,973,000	13,000	9,973,000				9,973,000		9,973,000		9,973,000	9,973,000	$ 10,366,000
Liquidation value | $													$ 9,973,000	$ 0	$ 9,973,000				$ 9,973,000		$ 9,973,000		$ 9,973,000	$ 9,973,000	$ 10,366,000
Convertible preferred stock	7,000
Preferred Stock, shares issued													14,000	0	14,000				14,000		14,000		14,000	14,000	14,000
Stock issued during period shares new issues														2,000
Series C Preferred Stock [Member] | Third Anniversary [Member]
Class Of Stock [Line Items]
Common stock dividends percentage					20.00%
Series C Preferred Stock [Member] | Fourth Anniversary [Member]
Class Of Stock [Line Items]
Common stock dividends percentage	25.00%
Stock issued during period shares new issues														7,000
Series C-1 Preferred Shares [Member]
Class Of Stock [Line Items]
Conversion price | $ / shares													$ 58	$ 2,030	$ 58				$ 58		$ 58		$ 58	$ 58
Series C-2 Preferred Shares [Member]
Class Of Stock [Line Items]
Conversion price | $ / shares													60.7	2,124.5	60.7				60.7		60.7		60.7	60.7
Series C-3 Preferred Shares [Member]
Class Of Stock [Line Items]
Conversion price | $ / shares													$ 57.5		$ 57.5				$ 57.5		$ 57.5		$ 57.5	$ 57.5
Series B Preferred Stock [Member]
Class Of Stock [Line Items]
Conversion price | $ / shares														$ 2,012.5
Series A Preferred Stock [Member]
Class Of Stock [Line Items]
Preferred stock | $													$ 279,000	$ 279,000	$ 279,000				$ 279,000		$ 279,000		$ 279,000	$ 279,000	$ 279,000
Liquidation value | $													$ 279,000	$ 279,000	$ 279,000				$ 279,000		$ 279,000		$ 279,000	$ 279,000	$ 279,000
Preferred stock, rate of dividend												3.00%
Preferred Stock, shares issued													279,000	279,000	279,000				279,000		279,000		279,000	279,000	279,000
Change in preferred stock | $														$ 0		$ 0			$ 0							$ 0
Series A Preferred Stock [Member] | TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Class Of Stock [Line Items]
Preferred stock | $																		$ 278,530				$ 278,530
Preferred Stock, shares issued																		0				0
Preferred stock, par value | $ / shares													$ 0.001		$ 0.001			$ 1	$ 0.001			$ 1		$ 0.001
Preferred stock, shares authorized													16,912,843		16,912,843			278,530	16,912,843			278,530		16,912,843
Series A Preferred Stock [Member] | Exchange Agreement [Member]
Class Of Stock [Line Items]
Preferred stock, rate of dividend												3.00%
Preferred Stock, shares issued												279,000
Preferred stock, par value | $ / shares												$ 1
Private Placement [Member] | Series C Preferred Stock Warrants [Member]
Class Of Stock [Line Items]
Shares issued of common stock for services														2,504					2,504				2,504,000
Shares issued, price per share | $ / shares													$ 1,000	$ 1,000	$ 1,000				$ 1,000		$ 1,000		$ 1,000	$ 1,000
ATM Facility [Member]
Class Of Stock [Line Items]
Sale of Stock, Price Per Share | $ / shares													$ 0.33		$ 0.33				$ 0.33		$ 0.21		$ 0.21	0.33
Share issuance costs | $													$ 97,000								$ 435,000
Amount of purchase common stock issued | $															$ 2,579,000
Aggregate number of shares sell													8,013,000						8,013,000		53,151,000		1,519,000
Sales agreement aggregate offering price | $			$ 10,900,000	$ 2,850,000
Net proceeds | $													$ 2,579,000						$ 2,579,000		$ 10,471,000		$ 10,471,000
ATM Facility [Member] | Common stock [Member]
Class Of Stock [Line Items]
Amount of purchase common stock issued | $															$ 8,000
Stock issued during period shares new issues															8,013,000
Lincoln Park [Member]
Class Of Stock [Line Items]
Sale of Stock, Price Per Share | $ / shares													$ 0.23		$ 0.23				$ 0.23		$ 0.23		$ 0.23	$ 0.23
Aggregate number of shares sell																			400,000				400,000
Net proceeds | $																			$ 105,000				$ 105,000
Merger Agreement [Member] | Series C Preferred Stock [Member] | First Anniversary [Member]
Class Of Stock [Line Items]
Common stock dividends percentage										10.00%
Merger Agreement [Member] | Series C Preferred Stock [Member] | Second Anniversary [Member]
Class Of Stock [Line Items]
Common stock dividends percentage							15.00%
Merger Agreement [Member] | Series C Preferred Stock [Member] | Third Anniversary [Member]
Class Of Stock [Line Items]
Common stock dividends percentage					20.00%
Merger Agreement [Member] | Series C Preferred Stock [Member] | Fourth Anniversary [Member]
Class Of Stock [Line Items]
Common stock dividends percentage	25.00%
Merger Agreement [Member] | Private Placement [Member] | Series C Preferred Stock [Member]
Class Of Stock [Line Items]
Shares issued of common stock for services											25,028,000
Shares issued, price per share | $ / shares	$ 1,000										$ 1,000
Merger Agreement [Member] | Private Placement [Member] | Series C Preferred Stock [Member] | First Anniversary [Member]
Class Of Stock [Line Items]
Common stock dividends percentage														10.00%									10.00%
Merger Agreement [Member] | Private Placement [Member] | Series C Preferred Stock [Member] | Second Anniversary [Member]
Class Of Stock [Line Items]
Common stock dividends percentage														15.00%									15.00%
Merger Agreement [Member] | Private Placement [Member] | Series C Preferred Stock [Member] | Third Anniversary [Member]
Class Of Stock [Line Items]
Common stock dividends percentage														20.00%									20.00%
Merger Agreement [Member] | Private Placement [Member] | Series C Preferred Stock [Member] | Fourth Anniversary [Member]
Class Of Stock [Line Items]
Common stock dividends percentage														25.00%
Sales Agreement [Member] | ATM Facility [Member]
Class Of Stock [Line Items]
Commission rate				3.00%
Purchase Agreement [Member]
Class Of Stock [Line Items]
Sale of Stock, Price Per Share | $ / shares								$ 10.12
Stock issued during period shares new issues								33,000
Maximum committed purchase obligation | $								$ 2,000,000
Aggregate number of shares sell								262,000
Percentage of aggregate number of shares sell								19.99%
Net proceeds | $																									$ 1,903,000
Common stock, shares issued																									229,000
Purchase Agreement [Member] | Regular Purchase [Member]
Class Of Stock [Line Items]
Stock issued during period shares new issues								10,000
Purchase Agreement [Member] | Maximum [Member]
Class Of Stock [Line Items]
Amount of purchase common stock issued | $								$ 20,000,000
Exchange Agreement [Member] | Series A Preferred Stock [Member]
Class Of Stock [Line Items]
Preferred stock, rate of dividend												3.00%
Preferred Stock, shares issued												279,000
Preferred stock, par value | $ / shares												$ 1
Purchase Agreement [Member]
Class Of Stock [Line Items]
Stock issued during period shares new issues								33,000
Maximum committed purchase obligation | $								$ 2,000,000
Percentage of aggregate number of shares sell																			20.00%
Net proceeds | $																				$ 1,903,000
Common stock, shares issued																	229,000			229,000						229,000
Purchase Agreement [Member] | Regular Purchase [Member]
Class Of Stock [Line Items]
Stock issued during period shares new issues								10,000
Purchase Agreement [Member] | Maximum [Member]
Class Of Stock [Line Items]
Amount of purchase common stock issued | $								$ 20,000,000
Purchase Agreement [Member] | Merger Agreement [Member] | Series C Preferred Stock [Member]
Class Of Stock [Line Items]
Shares issued of common stock for services											25,028,000
Sale of Stock, Price Per Share | $ / shares											$ 1,000
Purchase Agreement [Member] | Merger Agreement [Member] | Series C Preferred Stock [Member] | First Anniversary [Member]
Class Of Stock [Line Items]
Common stock dividends percentage																			10.00%
Purchase Agreement [Member] | Merger Agreement [Member] | Series C Preferred Stock [Member] | Second Anniversary [Member]
Class Of Stock [Line Items]
Common stock dividends percentage																			15.00%
Purchase Agreement [Member] | Merger Agreement [Member] | Series C Preferred Stock [Member] | Third Anniversary [Member]
Class Of Stock [Line Items]
Common stock dividends percentage																			20.00%
Purchase Agreement [Member] | Merger Agreement [Member] | Series C Preferred Stock [Member] | Fourth Anniversary [Member]
Class Of Stock [Line Items]
Common stock dividends percentage																			25.00%